Supplemental information on oil and gas activities (Schedule of Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Gas Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	$ 3,747,522	$ 4,355,434	$ 5,511,603
Future production costs	(1,720,397)	(1,752,099)	(1,743,842)
Future development costs	(169,648)	(203,376)	(225,612)
Future income taxes	(527,192)	(795,993)	(1,193,419)
Undiscounted future net cash flows	1,330,285	1,603,966	2,348,730
10% annual discount	(413,550)	(442,957)	(864,075)
Standardized measure of discounted future net cash flows	916,735	1,161,009	1,484,655	$ 1,292,733
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	3,636,275	4,027,686	5,229,599
Future production costs	(1,658,050)	(1,633,889)	(1,633,818)
Future development costs	(145,645)	(147,045)	(182,701)
Future income taxes	(525,755)	(764,309)	(1,191,658)
Undiscounted future net cash flows	1,306,825	1,482,443	2,221,422
10% annual discount	(414,437)	(430,250)	(839,621)
Standardized measure of discounted future net cash flows	892,388	1,052,193	1,381,801	1,217,821
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	60,366	140,607	26,553
Future production costs	(30,319)	(45,052)	(8,094)
Future development costs	(8,775)	(13,768)	(297)
Future income taxes	0	(27,648)
Undiscounted future net cash flows	21,272	54,139	18,162
10% annual discount	(2,575)	(11,436)	(2,504)
Standardized measure of discounted future net cash flows	18,697	42,703	15,658
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	50,881	75,757	65,002
Future production costs	(32,028)	(22,815)	(29,519)
Future development costs	(15,228)	(1,204)	(1,955)
Future income taxes	(1,437)	(4,036)	(1,761)
Undiscounted future net cash flows	2,188	47,702	31,767
10% annual discount	3,462	(6,476)	(8,856)
Standardized measure of discounted future net cash flows	5,650	41,226	22,911	41,703
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows		111,384	190,449
Future production costs		(50,343)	(72,411)
Future development costs		(41,359)	(40,659)
Future income taxes	0	0
Undiscounted future net cash flows		19,682	77,379
10% annual discount		5,205	(13,094)
Standardized measure of discounted future net cash flows	0	24,887	64,285	32,867
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Standardized measure of discounted future net cash flows	$ 0	$ 0	$ 0	$ 342